Simpson Thacher & Bartlett LLP

900 G STREET, NW WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5806 FACSIMILE: +1-202-636-5502
Direct Dial Number +1-202-636-5806	E-mail Address Ryan.Brizek@stblaw.com

                  February 20, 2024

Re:	Clarion Partners Real Estate Income Fund Inc.

Securities Act File No. 333-264548

Investment Company Act File No. 811-23408

Post-Effective Amendment No. 3

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Clarion Partners Real Estate Income Fund Inc. (the “Fund”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed to reflect the formation of the Fund’s operating partnership structure. It is proposed that the Amendment will become effective on May 1, 2024 pursuant to Rule 486(a) under the 1933 Act.

Should members of the staff have any questions or comments concerning the Registration Statement, they should call the undersigned at (202) 636-5806 or Debra Sutter at (202) 636-5508.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

CC:	Marc A. De Oliveira, Esq., Franklin Templeton

Debra E. W. Sutter, Esq.

Jessica Shieh, Esq.

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